UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total net revenues	¥ 125,776,120	$ 19,480,240	¥ 465,726
Total cost	(69,163,042)	(10,711,991)	(468,288)
Gross (loss) profit	56,613,078	8,768,249	(2,562)
Operating (expenses) income:
Product development	(1,038,369)	(160,823)	(892,739)
Sales and marketing	(102,755,950)	(15,914,870)	(57,359,337)
General and administrative	(326,944)	(50,637)	(297,853)
Impairment of cryptocurrencies	(46,463,746)	(7,196,318)
Gain on disposal of subsidiaries			391,848,588
Total operating income(expense)	(150,585,009)	(23,322,648)	333,298,659
Other operating income, net			27,358
Income (loss) from operations	(93,971,931)	(14,554,399)	333,323,455
Impairment loss on other investments	(5,252,122)	(813,450)	(10,000,000)
Interest expense, net	(44,315,944)	(6,863,666)	(3,820,725)
Loss from change in fair value of warrants liability			(123,056)
Gain from change in fair value of convertible feature derivative liability	9,602,981	1,487,312
Gain on disposal of subsidiaries	9,465,518	1,466,022
Gain on disposal of other investments			2,818,643
Other (expenses) income, net	1,371,354	212,396	(11,863,492)
Foreign transaction exchange loss	(5,633,501)	(872,518)
Income (loss) before income tax expense and share of loss in equity method investments	(128,733,645)	(19,938,303)	310,334,825
Income tax			(7,165,097)
Gain on extinguishment of convertible notes			56,755,902
Net income (loss)	(128,733,645)	(19,938,303)	359,925,630
Net loss attributable to noncontrolling interest	(2,960,947)	(458,592)	(2,032,463)
Net loss attributable to redeemable noncontrolling interest			(738,246)
Net income (loss) attributable to The9 Limited	(125,772,698)	(19,479,711)	362,696,339
Change in redemption value of redeemable noncontrolling interest	0	0	(738,246)
Net income (loss) attributable to shareholders of ordinary shares	(125,772,698)	(19,479,711)	361,958,093
Other comprehensive (loss) income, net of tax:
Currency translation adjustments	5,222,329	808,836	(1,259,760)
Total comprehensive income (loss)	(123,511,316)	(19,129,467)	358,665,870
Comprehensive (loss) income attributable to:
Noncontrolling interest	(2,960,947)	(458,592)	(2,295,550)
Redeemable noncontrolling interest			(738,246)
The9 Limited	¥ (120,550,369)	$ (18,670,875)	¥ 361,699,666
Net income attributable to shareholders of ordinary shares per share:
- Basic and diluted | (per share)	¥ (0.37)	$ (0.06)	¥ 3.12
Weighted average number of shares outstanding:
- Basic and diluted | shares	337,171,164	337,171,164	115,876,017
Cryptocurrency Mining Revenue
Revenues:
Revenue	¥ 125,203,527	$ 19,391,557
Total cost	(67,872,345)	(10,512,088)
Other cost of revenues
Revenues:
Total cost	(1,290,697)	(199,903)	¥ (468,288)
Other Revenues [Member]
Revenues:
Revenue	¥ 572,593	$ 88,683	¥ 465,726